Document and Entity Information	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	AUDACY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-14461
Entity Tax Identification Number	23-1701044
Entity Address Address Line 1	2400 Market Street
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19103
City Area Code	610
Local Phone Number	660-5610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001067837
Amendment Flag	false